Condensed Balance Sheets (Parentheticals) - USD ($)	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Convertible notes, net of discount (in Dollars)	$ 46,774	$ 206,157	$ 157,233
Common stock par value (in Dollars per share)	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	3,000,000,000	3,000,000,000	1,000,000,000
Common stock, shares issued	1,452,936,313	1,234,008,735	368,063,606
Common stock, shares outstanding	1,452,936,313	1,234,008,735	368,063,606
As Previously Reported
Convertible notes, net of discount (in Dollars)		$ 206,157
Common stock par value (in Dollars per share)		$ 0.001
Common stock, shares authorized		1,000,000,000
Common stock, shares issued		1,234,008,735
Common stock, shares outstanding		1,234,008,735
Series A Preferred Stock
Preferred stock par value (in Dollars per share)	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	5,000,000	5,000,000	5,000,000
Preferred stock, shares issued	4,000,000	4,000,000	5,000,000
Preferred stock, shares outstanding	4,000,000	4,000,000	5,000,000
Series A Preferred Stock | As Previously Reported
Preferred stock par value (in Dollars per share)		$ 0.001
Preferred stock, shares authorized		5,000,000
Preferred stock, shares issued		5,000,000
Preferred stock, shares outstanding		5,000,000
Series B Preferred Stock
Preferred stock par value (in Dollars per share)	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	5,000,000	5,000,000	5,000,000
Preferred stock, shares issued	500,000	500,000	500,000
Series B Preferred Stock | As Previously Reported
Preferred stock par value (in Dollars per share)		$ 0.001
Preferred stock, shares authorized		5,000,000
Preferred stock, shares issued		500,000
Series C Preferred Stock
Preferred stock par value (in Dollars per share)	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	5,000,000	5,000,000	5,000,000
Preferred stock, shares issued
Series C Preferred Stock | As Previously Reported
Preferred stock par value (in Dollars per share)		$ 0.001
Preferred stock, shares authorized		5,000,000
Preferred stock, shares issued